Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000157835 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157835 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157835 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157835 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157835 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157835 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157835 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157835 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	51.90%
C000157835 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000157835 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157835 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157835 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.30%
C000157836 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157836 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157836 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157836 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157836 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157836 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157836 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157836 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	51.90%
C000157836 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000157836 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157836 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157836 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.30%
C000157837 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157837 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157837 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157837 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157837 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157837 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157837 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157837 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	51.90%
C000157837 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000157837 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157837 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157837 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.30%
C000157838 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157838 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157838 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157838 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157838 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157838 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157838 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157838 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	51.90%
C000157838 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000157838 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157838 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157838 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.30%
C000220844 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 3132DWDK6 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 31418ED72 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 025816EK1 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220844 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220844 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220844 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	49.90%
C000220844 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220844 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	40.00%
C000220845 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 3132DWDK6 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 31418ED72 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 025816EK1 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220845 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220845 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220845 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	49.90%
C000220845 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220845 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	40.00%
C000220846 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 3132DWDK6 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 31418ED72 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 025816EK1 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220846 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220846 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220846 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	49.90%
C000220846 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220846 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	40.00%
C000220843 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 3132DWDK6 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 31418ED72 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 025816EK1 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220843 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220843 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220843 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	49.90%
C000220843 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220843 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	40.00%
C000193764 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193764 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193764 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193764 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193764 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193764 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193764 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193764 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | G8994E103 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193764 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000193764 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193765 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193765 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193765 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193765 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193765 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193765 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193765 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193765 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | G8994E103 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193765 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000193765 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193766 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193766 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193766 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193766 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193766 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193766 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193766 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193766 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | G8994E103 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193766 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000193766 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193767 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193767 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193767 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193767 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193767 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193767 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193767 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193767 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | G8994E103 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193767 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000193767 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219892 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219892 | 08659B102 | Beta Bionics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219892 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219892 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219892 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219892 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219892 | 81764X103 | ServiceTitan, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219892 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219892 | 443573100 | HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219892 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219892 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219892 | Technology26622P107
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219892 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219893 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219893 | 08659B102 | Beta Bionics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219893 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219893 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219893 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219893 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219893 | 81764X103 | ServiceTitan, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219893 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219893 | 443573100 | HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219893 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219893 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219893 | Technology26622P107
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219893 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219894 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219894 | 08659B102 | Beta Bionics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219894 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219894 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219894 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219894 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219894 | 81764X103 | ServiceTitan, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219894 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219894 | 443573100 | HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219894 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219894 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219894 | Technology26622P107
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219894 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219891 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219891 | 08659B102 | Beta Bionics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219891 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219891 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219891 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219891 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219891 | 81764X103 | ServiceTitan, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219891 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219891 | 443573100 | HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219891 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219891 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219891 | Technology26622P107
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219891 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.80%
C000080457 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080457 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080457 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080457 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080457 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080457 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080457 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080457 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080457 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080457 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080457 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080457 | TechnologyM7S64H106
Holdings [Line Items]
Percent of Total Investments	98.40%
C000080457 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080457 | Financials01Z2CDJ06
Holdings [Line Items]
Percent of Total Investments	1.20%
C000080458 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080458 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080458 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080458 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080458 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080458 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080458 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080458 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080458 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080458 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080458 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | TechnologyM7S64H106
Holdings [Line Items]
Percent of Total Investments	98.40%
C000080458 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | Financials01Z2CDJ06
Holdings [Line Items]
Percent of Total Investments	1.20%
C000080459 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080459 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080459 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080459 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080459 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080459 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080459 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080459 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080459 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080459 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080459 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | TechnologyM7S64H106
Holdings [Line Items]
Percent of Total Investments	98.40%
C000080459 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | Financials01Z2CDJ06
Holdings [Line Items]
Percent of Total Investments	1.20%
C000065340 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065340 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065340 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065340 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000065340 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065340 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065340 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065340 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065340 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065340 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065340 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | TechnologyM7S64H106
Holdings [Line Items]
Percent of Total Investments	98.40%
C000065340 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | Financials01Z2CDJ06
Holdings [Line Items]
Percent of Total Investments	1.20%
C000121707 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121707 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121707 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121707 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121707 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121707 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121707 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121707 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121707 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121707 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121707 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121707 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121707 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	96.30%
C000121707 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121707 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121707 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121708 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121708 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121708 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121708 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121708 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121708 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121708 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121708 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121708 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121708 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121708 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121708 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121708 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	96.30%
C000121708 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121708 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121708 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121710 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121710 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121710 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121710 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121710 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121710 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121710 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121710 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121710 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121710 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121710 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121710 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121710 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	96.30%
C000121710 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121710 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121710 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121709 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121709 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121709 | 01S2SXS96 | Beta Bionics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121709 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121709 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121709 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121709 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121709 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121709 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121709 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121709 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121709 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121709 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	96.30%
C000121709 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121709 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.00%
C000121709 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000236480 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236480 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236480 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236480 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236480 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236480 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236480 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236480 | 36828A101 | GE Vernova, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236480 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236480 | G7709Q104 | Royalty Pharma plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236481 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236481 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236481 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236481 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236481 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236481 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236481 | 36828A101 | GE Vernova, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236481 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | G7709Q104 | Royalty Pharma plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236482 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236482 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236482 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236482 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236482 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236482 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236482 | 36828A101 | GE Vernova, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236482 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | G7709Q104 | Royalty Pharma plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236479 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236479 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236479 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236479 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236479 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236479 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236479 | 36828A101 | GE Vernova, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236479 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | G7709Q104 | Royalty Pharma plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202730 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202730 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202730 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202730 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202730 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202730 | 3132D6H86 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202730 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202730 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202730 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202730 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202730 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	68.20%
C000202730 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202730 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	26.70%
C000202731 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202731 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202731 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202731 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202731 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202731 | 3132D6H86 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202731 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202731 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202731 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202731 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202731 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	68.20%
C000202731 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202731 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	26.70%
C000202732 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202732 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202732 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202732 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202732 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202732 | 3132D6H86 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202732 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202732 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202732 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202732 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202732 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	68.20%
C000202732 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202732 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	26.70%
C000202733 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202733 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202733 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202733 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202733 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202733 | 3132D6H86 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202733 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202733 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202733 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202733 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202733 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	68.20%
C000202733 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202733 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	26.70%